Capital commitments	12 Months Ended
Dec. 31, 2022
Capital commitments
Capital commitments

B5. Capital commitments

Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:

	2022	2021
	£m	£m
Property, plant and equipment	37	14
Intangible assets	3	1
Total	40	15